FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and due from banks	S/ 39,320,740	S/ 36,752,994
Guarantee funds, reverse repurchase agreements and securities borrowings	1,766,948	2,394,302
At fair value through profit or loss	5,928,497	6,467,471
Investments at fair value through other comprehensive income, Note 6(b)	34,758,443	43,743,889
Amortized cost investments	8,265,559	4,962,382
Loans, net	139,120,104	127,761,125
Financial assets designated at fair value through profit or loss	236,245,603	228,255,471
Premiums and other policies receivable	921,103	937,223
Accounts receivable from reinsurers and coinsurers	1,198,379	919,419
Due from customers on acceptances	532,404	455,343
Other assets, Note 13(a)	3,458,762	3,038,053
Liabilities [Abstract]
Deposits and obligations	150,340,862	142,365,502
Payables from repurchase agreements and security lendings	22,013,866	27,923,617
Due to banks and correspondents	7,212,946	5,978,257
Lease liabilities	655,294	750,578
Financial liabilities at fair value through profit or loss	325,571	561,602
Bonds and notes issued	17,078,829	16,319,407
Other liabilities, Note 13(a)	5,358,195	4,478,967
Financial Liabilities [Member]
Liabilities [Abstract]
Deposits and obligations	150,340,862	142,365,502
Payables from repurchase agreements and security lendings	22,013,866	27,923,617
Due to banks and correspondents	7,212,946	5,978,257
Bankers' acceptances outstanding	532,404	455,343
Accounts payable to reinsurers and coinsurers	463,825	338,446
Lease liabilities	655,294	750,578
Financial liabilities at fair value through profit or loss	325,571	561,602
Bonds and notes issued	17,078,829	16,319,407
Other liabilities, Note 13(a)	5,358,195	4,478,967
Financial liabilities, at fair value	203,981,792	199,171,719
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments and Hedges [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers' acceptances outstanding	0	0
Accounts payable to reinsurers and coinsurers	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	325,571	561,602
Bonds and notes issued	0	0
Other liabilities, Note 13(a)	1,524,761	1,205,213
Financial liabilities, at fair value	1,850,332	1,766,815
Financial Liabilities at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Liabilities [Abstract]
Deposits and obligations	0	0
Payables from repurchase agreements and security lendings	0	0
Due to banks and correspondents	0	0
Bankers' acceptances outstanding	0	0
Accounts payable to reinsurers and coinsurers	0	0
Lease liabilities	0	0
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	0	0
Other liabilities, Note 13(a)	0	0
Financial liabilities, at fair value	0	0
Financial Liabilities Measured at Amortized Cost [Member]
Liabilities [Abstract]
Deposits and obligations	150,340,862	142,365,502
Payables from repurchase agreements and security lendings	22,013,866	27,923,617
Due to banks and correspondents	7,212,946	5,978,257
Bankers' acceptances outstanding	532,404	455,343
Accounts payable to reinsurers and coinsurers	463,825	338,446
Lease liabilities	655,294	750,578
Financial liabilities at fair value through profit or loss	0	0
Bonds and notes issued	17,078,829	16,319,407
Other liabilities, Note 13(a)	3,833,434	3,273,754
Financial liabilities, at fair value	202,131,460	197,404,904
Financial Assets [Member]
Assets [Abstract]
Cash and due from banks	39,320,740	36,752,994
Guarantee funds, reverse repurchase agreements and securities borrowings	1,766,948	2,394,302
At fair value through profit or loss	5,928,497	6,467,471
Investments at fair value through other comprehensive income, Note 6(b)	34,758,443	43,743,889
Amortized cost investments	8,265,559	4,962,382
Loans, net	139,120,104	127,761,125
Financial assets designated at fair value through profit or loss	974,664	823,270
Premiums and other policies receivable	921,103	937,223
Accounts receivable from reinsurers and coinsurers	1,198,379	919,419
Due from customers on acceptances	532,404	455,343
Other assets, Note 13(a)	3,458,762	3,038,053
Financial assets, at fair value	236,245,603	228,255,471
Financial Assets at Fair Value through Profit or Loss [Member]
Assets [Abstract]
Financial assets, at fair value	974,664	823,270
Financial Assets at Fair Value through Profit or Loss [Member] | Investments and Hedges [Member]
Assets [Abstract]
Cash and due from banks	0	0
Guarantee funds, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	5,928,497	6,467,471
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, Note 13(a)	1,661,628	1,214,497
Financial assets, at fair value	7,590,125	7,681,968
Financial Assets at Fair Value through Profit or Loss [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Guarantee funds, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	974,664	823,270
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	974,664	823,270
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments Designated at Inception [Member]
Assets [Abstract]
Cash and due from banks	0	0
Guarantee funds, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	377,891	502,550
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	377,891	502,550
Financial Assets at Fair Value through Other Comprehensive Income [Member] | Investments [Member]
Assets [Abstract]
Cash and due from banks	0	0
Guarantee funds, reverse repurchase agreements and securities borrowings	0	0
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	34,380,552	43,241,339
Amortized cost investments	0	0
Loans, net	0	0
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	0	0
Accounts receivable from reinsurers and coinsurers	0	0
Due from customers on acceptances	0	0
Other assets, Note 13(a)	0	0
Financial assets, at fair value	34,380,552	43,241,339
Financial Assets Measured at Amortized Cost [Member]
Assets [Abstract]
Cash and due from banks	39,320,740	36,752,994
Guarantee funds, reverse repurchase agreements and securities borrowings	1,766,948	2,394,302
At fair value through profit or loss	0	0
Investments at fair value through other comprehensive income, Note 6(b)	0	0
Amortized cost investments	8,265,559	4,962,382
Loans, net	139,120,104	127,761,125
Financial assets designated at fair value through profit or loss	0	0
Premiums and other policies receivable	921,103	937,223
Accounts receivable from reinsurers and coinsurers	1,198,379	919,419
Due from customers on acceptances	532,404	455,343
Other assets, Note 13(a)	1,797,134	1,823,556
Financial assets, at fair value	S/ 192,922,371	S/ 176,006,344